Note 11 - Other Borrowed Money	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Debt Disclosure [Text Block]
(1
1
)
Other
Borrowed
Money

Other borrowed money at
December
31
is summarized as follows:

	201 6	2015

Federal Home Loan Bank Advances	$46,000,000	$40,000,000

Advances from the Federal Home Loan Bank (FHLB) have maturities ranging from
2018
to
2026
and interest rates ranging from
0.98
percent to
3.51
percent. As collateral on the outstanding FHLB advances, the Company has provided a blanket lien on its portfolio of qualifying residential first
mortgage loans and commercial loans. At
December
31,
2016,
the book value of those loans pledged is
$104,769,821.
At
December
31,
2016,
the Company had remaining credit availability from the FHLB of
$241,746,000.
The Company
may
be required to pledge additional qualifying collateral in order to utilize the full amount of the remaining credit line.

The aggregate stated maturities of other borrowed money at
December
31,
2016
are as follows:

Year	Amount

2018	$2,500,000
2019	5,000,000
2020	2,500,000
2021	-
2022 and Thereafter	36,000,000

$46,000,000

At
December
31,
2016,
$13,000,000
of FHLB advances are subject to fixed rates of interest, while the remaining
$33,000,000
is subject to floating interest rates which will convert to fixed rates of interests in the next few years.

The Company also has available federal funds lines of credit with various financial institutions totaling
$43,500,000,
of which there were none outstanding at
December
31,
2016.

The Company has the ability to borrow funds from the Federal Reserve Bank (FRB) of Atlanta utilizing the discount window. The discount window is an instrument of monetary policy that allows eligible institutions to borrow money from the FRB on a short-term basis to meet temporary liquidity shortages caused by internal or external disruptions. At
December
31,
2016,
the Company had borrowing capacity available under this arrangement, with no
outstanding balances. The Company would be required to pledge certain available-for-sale investment securities as collateral under this agreement.